Financial Instruments - Summary of Financial Liabilities Instalments Payable When Contractually Due (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Jan. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	$ 1,222.1	$ 1,450.4
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	1,222.1
Long-term debt (including interest)	3,865.0
Lease liabilities (including interest)	232.9
Derivative financial instruments	64.3
Other financial liabilities	102.1
Total	5,486.4
Less than 1 year [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	1,222.1
Long-term debt (including interest)	231.3
Lease liabilities (including interest)	54.4
Derivative financial instruments	46.3
Other financial liabilities	39.9
Total	1,594.0
1-3 years [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt (including interest)	1,126.4
Lease liabilities (including interest)	78.7
Derivative financial instruments	18.0
Other financial liabilities	27.8
Total	1,250.9
4-5 years [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt (including interest)	1,053.6
Lease liabilities (including interest)	41.2
Derivative financial instruments	0.0
Other financial liabilities	1.3
Total	1,096.1
More than 5 years [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt (including interest)	1,453.7
Lease liabilities (including interest)	58.6
Derivative financial instruments	0.0
Other financial liabilities	33.1
Total	$ 1,545.4